Related Parties Transactions - Schedule of Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards (Details)	Dec. 31, 2025 shares
Dr Robert Langer | Entrega | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	250,000
Number of options held (in shares)	82,500
Number of RSUs held (in shares)	0
Ownership interest	4.35%
Dr John LaMattina | Vedanta Biosciences | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	2,500
Number of options held (in shares)	427,416
Number of RSUs held (in shares)	0
Ownership interest	0.15%
Dr John LaMattina | Seaport Therapeutics (Common)
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	21,052
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.01%
Michele Holcomb | Seaport Therapeutics (Common)
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	21,052
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.01%
Sharon Barber-Lui | Seaport Therapeutics (Common)
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	21,052
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.01%
Kiran Mazumdar-Shaw | Seaport Therapeutics (Common)
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	21,052
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.01%
Eric Elenko | Seaport Therapeutics (Common)
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	950,000
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.63%